Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 59,547
Hedge accounted derivatives at beginning of year	2,654
Lease liabilities	12,000
Liabilities arising from financing activities at beginning of year	75,697	$ 66,083
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	528	(312)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(6,405)	1,887
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(1,380)	322
Increase through new leases, liabilities arising from financing activities	5,445	3,465
Increase (decrease) through other changes, liabilities arising from financing activities	(278)	4,252
Finance debt at end of year	57,958	59,547
Hedge accounted derivatives at end of year	780	2,654
Lease liabilities	14,571	12,000
Liabilities arising from financing activities at beginning of year	73,607	75,697
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	59,547	51,954
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	127	(39)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(3,290)	4,761
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,664	(840)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	(90)	3,711
Finance debt at end of year	57,958	59,547
Borrowings | Lightsource bp and bp Bunge Bioenergia
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities		3,726
Currency derivatives
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	4,113	2,978
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(22)	(27)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(3,044)	1,162
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	0	0
Hedge accounted derivatives at end of year	1,047	4,113
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	12,000	11,121
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	399	(272)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(3,091)	(2,833)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	5,449	3,441
Increase (decrease) through other changes, liabilities arising from financing activities	(186)	543
Lease liabilities	14,571	12,000
Lease liabilities | Lightsource bp and bp Bunge Bioenergia
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities		585
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	37	30
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	2	(1)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2)	(14)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	(4)	24
Increase (decrease) through other changes, liabilities arising from financing activities	(2)	(2)
Net partner (receivable) payable for joint operation leases at end of year	$ 31	$ 37